Goodwill and impairment review of goodwill - Narrative (Details)	12 Months Ended
Dec. 31, 2017 usd_per_bbl usd_per_mmBtu MMBoe
Upstream
Disclosure of detailed information about intangible assets [line items]
Price by which value assigned to key assumption must change in order for oil recoverable amount to be equal to carrying amount of goodwill (in dollars per bbl) | usd_per_bbl	13
Price by which value assigned to key assumption must change in order for gas recoverable amount to be equal to carrying amount of goodwill and non-current assets (in dollars per mmBtu) | usd_per_mmBtu	2
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years | MMBoe	889
Percent by which value assigned to key assumption must change in order for production volume's recoverable amount to be equal to carrying amount	4.00%
Percent by which portfolio recoverable amount exceeds its carrying amount	9.00%
Percent for not high risk countries by which portfolio recoverable amount exceeds its carrying amount	3.00%
Percent for high risk countries by which portfolio recoverable amount exceeds its carrying amount	1.00%
Downstream
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	10 years
Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	2 years
Growth rate used to extrapolate cash flow projections	3.00%
Downstream | Maximum
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	5 years